Supplemental Equity and Comprehensive Income Information (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Equity and Comprehensive Income Information
Changes in Accumulated Other Comprehensive Income (Loss) Attributable to 3M
Changes in Accumulated Other Comprehensive Income (Loss) Attributable to 3M by Component

(Millions)	Cumulative Translation Adjustment	Defined Benefit Pension and Postretirement Plans Adjustment	Debt and Equity Securities, Unrealized Gain (Loss)	Cash Flow Hedging Instruments, Unrealized Gain (Loss)	Total Accumulated Other Comprehen-sive Income (Loss)
Balance at December 31, 2009, net of tax	$122	$(3,831)	$(9)	$(36)	$(3,754)
Other comprehensive income (loss),
before tax:
Amounts before reclassifications	213	(374)	5	(9)	(165)
Amounts reclassified out	―	306	―	15	321
Total other comprehensive income (loss),
before tax	213	(68)	5	6	156
Tax effect	(8)	28	(2)	(2)	16
Total other comprehensive income (loss),
net of tax	205	(40)	3	4	172
Purchase of subsidiary shares, net of tax	47	(8)	―	―	39
Balance at December 31, 2010, net of tax	$374	$(3,879)	$(6)	$(32)	$(3,543)

Other comprehensive income (loss),
before tax:
Amounts before reclassifications	(253)	(2,452)	(10)	(50)	(2,765)
Amounts reclassified out	―	475	10	134	619
Total other comprehensive income (loss),
before tax	(253)	(1,977)	―	84	(2,146)
Tax effect	(7)	701	―	(30)	664
Total other comprehensive income (loss),
net of tax	(260)	(1,276)	―	54	(1,482)
Balance at December 31, 2011, net of tax	$114	$(5,155)	$(6)	$22	$(5,025)

Other comprehensive income (loss),
before tax:
Amounts before reclassifications	133	(204)	6	(10)	(75)
Amounts reclassified out	―	615	―	(59)	556
Total other comprehensive income (loss),
before tax	133	411	6	(69)	481
Tax effect	(17)	(211)	(2)	24	(206)
Total other comprehensive income (loss),
net of tax	116	200	4	(45)	275
Balance at December 31, 2012, net of tax	$230	$(4,955)	$(2)	$(23)	$(4,750)

Reclassifications Out of Accumulated Other Comprehensive Income
Reclassifications out of Accumulated Other Comprehensive Income Attributable to 3M

		Amount Reclassified from
(Millions)		Accumulated Other Comprehensive Income				Location on Income Statement
Details about Accumulated Other Comprehensive Income Components	Year ended December 31, 2012		Year ended December 31, 2011	Year ended December 31, 2010
Gains (losses) associated with, defined benefit pension and postretirement plans amortization
Transition asset		$1	$2		$(1)	See Note 10
Prior service benefit		84	75		85	See Note 10
Net actuarial loss		(700)	(552)		(390)	See Note 10
Total before tax		(615)	(475)		(306)
Tax effect		219	168		109	Provision for income taxes
Net of tax		$(396)	$(307)		$(197)

Debt and equity security gains (losses)
Sales or impairments of securities	$	―	$(10)	$	―	Selling, general and administrative expenses
Total before tax		―	(10)		―
Tax effect		―	4		―	Provision for income taxes
Net of tax	$	―	$(6)	$	―

Cash flow hedging instruments gains (losses)
Foreign currency forward/option contracts		$41	$(87)		$(39)	Cost of sales
Foreign currency forward contracts		29	(41)		33	Interest expense
Commodity price swap contracts		(10)	(6)		(9)	Cost of sales
Interest rate swap contracts		(1)	―		―	Interest expense
Total before tax		59	(134)		(15)
Tax effect		(21)	48		6	Provision for income taxes
Net of tax		$38	$(86)		$(9)
Total reclassifications for the period, net of tax		$(358)	$(399)		$(206)

Change in 3M Company shareholders' equity from net income attributable to 3M and transfers from (to) noncontrolling interest
(Millions)	2010
Net income attributable to 3M	$4,085
Transfers from noncontrolling interest	43
Change in 3M Company shareholders’ equity from net income attributable to 3M and
transfers from noncontrolling interest	$4,128